Other income (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Other income
Grant income			€ 267	€ 808
Other income			7	30
Total other income	€ 74	€ 286	€ 274	€ 838